UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2016

MFS® CALIFORNIA MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 163.4%
Airport Revenue - 8.6%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 5/15/2038 (Prerefunded 5/15/2018)	$750,000	$809,245
Orange County, CA, Airport Rev., “A”, 5%, 7/01/2031	190,000	210,811
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	500,000	577,275
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2043	500,000	583,525
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	285,000	332,022
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	150,000	173,991
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	440,000	509,533

		$3,196,402
General Obligations - General Purpose - 8.9%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$165,000	$178,891
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	40,000	42,552
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	140,000	143,109
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	125,000	128,881
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	30,000	30,666
State of California, AMBAC, 6%, 2/01/2017	1,000,000	1,023,060
State of California, 5.25%, 4/01/2035	455,000	548,762
State of California, 5.5%, 3/01/2040	630,000	723,750
State of California, 5.25%, 11/01/2040	415,000	484,023

		$3,303,694
General Obligations - Schools - 31.4%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 8/01/2028	$500,000	$566,600
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 8/01/2033	500,000	544,455
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/2040	955,000	423,170
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/2044	1,000,000	382,940
Chabot-Las Positas, CA, Community College District (Alameda & Contra Costa Counties), 4%, 8/01/2034	535,000	613,693
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	535,000	651,149
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	515,000	391,920
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	330,000	202,877
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 8/01/2034 (Prerefunded 8/01/2019)	355,000	402,286
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2028, 6.25% to 8/01/2043	855,000	759,548
Napa Valley, CA, Unified School District, 5%, 8/01/2020	225,000	262,044
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	170,000	216,891
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	170,000	213,989
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 8/01/2034	500,000	546,390
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 8/01/2029	1,000,000	1,368,080
San Diego, CA, Community College (Election of 2002), 5.25%, 8/01/2033	125,000	141,499
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	265,000	126,498
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/2018	400,000	391,652
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	265,000	317,974
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 8/01/2043	765,000	297,486
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 8/01/2025	500,000	614,825
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 8/01/2034	500,000	565,260
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 8/01/2021	450,000	466,020
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2/01/2023	500,000	625,740
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2/01/2021	500,000	598,915

		$11,691,901
Healthcare Revenue - Hospitals - 24.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 8/01/2039	$505,000	$583,548
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 8/01/2026	110,000	130,545

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 10/01/2033	$295,000	$352,257
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/2032	525,000	614,087
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/2040	255,000	296,195
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031	500,000	597,525
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2035	460,000	577,627
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2028	45,000	53,007
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2029	35,000	41,026
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2044	85,000	97,760
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2030	15,000	17,585
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2035	65,000	75,115
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2/01/2027 (Prerefunded 2/01/2017)	105,000	107,023
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2/01/2027	145,000	147,427
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 3/01/2037	495,000	522,250
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/2041	1,000,000	1,036,980
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	500,000	546,545
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 4/01/2042	455,000	530,166
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	350,000	407,670
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	260,000	299,005
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	610,000	727,748
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	450,000	529,965
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2/01/2041 (Prerefunded 8/01/2017)	400,000	417,040
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	250,000	294,720

		$9,002,816
Healthcare Revenue - Long Term Care - 3.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$150,000	$174,234
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	230,000	260,236
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	295,000	332,049
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	315,000	354,038
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	300,000	351,123

		$1,471,680
Industrial Revenue - Other - 1.8%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$485,000	$665,837

Miscellaneous Revenue - Other - 4.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5%, 7/01/2037	$400,000	$459,808
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2030	235,000	290,505
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	170,000	207,570
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	170,000	206,674
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/2033	160,000	170,427
California Statewide Communities Development Authority Rev. (Buck Institute for Research on Aging), AGM, 5%, 11/15/2044	385,000	460,406

		$1,795,390
Port Revenue - 5.7%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$310,000	$380,553
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	470,000	571,337
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	1,000,000	1,162,270

		$2,114,160

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Sales & Excise Tax Revenue - 1.2%
California Economic Recovery, “A”, 5%, 7/01/2020 (Prerefunded 7/01/2019)	$250,000	$280,630
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	215,000	153,770
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	120,000	27,268

		$461,668
Secondary Schools - 2.0%
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	$85,000	$97,924
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	85,000	97,424
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	255,000	298,623
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	230,000	265,457

		$759,428
Single Family Housing - State - 2.9%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/2030	$305,000	$309,319
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 8/01/2023	175,000	178,595
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	555,000	581,468
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/2038	5,000	5,075

		$1,074,457
State & Agency - Other - 1.3%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 10/01/2027	$500,000	$500,795

State & Local Agencies - 11.4%
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	$380,000	$460,856
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/2033	275,000	337,442
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/2018	2,020,000	1,960,228
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/2023	1,220,000	1,050,579
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 4/01/2030	390,000	438,914

		$4,248,019
Tax - Other - 1.3%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	$65,000	$65,163
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	105,000	111,718
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	80,000	85,638
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	210,000	225,599

		$488,118
Tax Assessment - 10.9%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 10/01/2029	$1,000,000	$1,003,530
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 9/01/2019	500,000	501,965
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	160,000	190,813
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	190,000	235,345
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	225,000	278,699
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	295,000	355,859
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/2025	500,000	501,920
San Dieguito, CA, Public Facilities Authority, ‘‘A’’, AMBAC, 5%, 8/01/2032	500,000	536,360
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 8/01/2033	130,000	146,968
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	250,000	294,045

		$4,045,504

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tobacco - 4.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 6/01/2047	$1,000,000	$1,003,750
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/2047	715,000	730,744

		$1,734,494
Toll Roads - 1.0%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	$320,000	$381,366

Transportation - Special Tax - 2.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$55,000	$55,120
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,005
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	25,000	27,196
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	230,000	242,291
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	35,000	38,239
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 3/01/2037	335,000	397,039

		$769,890
Universities - Colleges - 7.3%
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/2025	$120,000	$121,282
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030	285,000	354,332
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/2035	345,000	401,118
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	375,000	453,375
California State University Rev., “A”, 5%, 11/01/2024	370,000	440,019
California State University Rev., “A”, 5%, 11/01/2030	680,000	856,916
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	75,000	75,938

		$2,702,980
Universities - Dormitories - 0.7%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/2035	$25,000	$28,905
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	230,000	248,370

		$277,275
Utilities - Cogeneration - 0.7%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	$150,000	$168,500
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	75,000	77,120

		$245,620
Utilities - Municipal Owned - 7.3%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/2019	$305,000	$340,130
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	50,000	59,338
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	55,000	64,962
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 8/01/2024	390,000	445,579
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	9,777
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	55,000	53,714
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	5,000	5,004
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	40,000	40,325
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	5,000	5,463
Sacramento, CA, Municipal Utility District Electric Rev., “U”, AGM, 5%, 8/15/2019 (Prerefunded 8/15/2018)	290,000	314,844
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	95,000	113,990
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “U”, AGM, 5%, 8/15/2019	460,000	499,680
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	275,000	326,667
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	370,000	433,129

		$2,712,602

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Other - 3.0%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$245,000	$364,538
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	585,000	754,790

		$1,119,328
Water & Sewer Utility Revenue - 16.3%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 5/01/2034	$500,000	$535,380
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/2028 (Prerefunded 6/01/2018)	480,000	516,984
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/2024	500,000	628,145
California Department of Water Resources Rev., Unrefunded Balance, 5%, 12/01/2028	20,000	21,521
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 11/01/2038	1,000,000	1,049,650
Escondido, CA, Joint Powers Financing Authority Rev. (Water System Financing), 5%, 9/01/2041	460,000	542,262
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	23,570
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	122,959
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	105,000	122,996
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	105,000	120,586
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	440,000	523,288
Norco, CA, Financing Authority, Enterprise Rev., AGM, 5.625%, 10/01/2039	215,000	242,630
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	340,000	413,154
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	85,000	102,813
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	370,000	443,578
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	350,000	433,885
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	170,000	208,038

		$6,051,439
Total Municipal Bonds		$60,814,863

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.38% (v)	207,713	$207,713
Total Investments		$61,022,576

Other Assets, Less Liabilities - 1.5%		559,667

VMTPS, at liquidation value of $24,425,000 net of unamortized debt issuance costs of $57,647 (issued by the fund) - (65.5)%		(24,367,353)
Net Assets applicable to common shares - 100.0%		$37,214,890

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/16

Futures Contracts at 8/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,618,438	December - 2016	$6,493

At August 31, 2016, the fund had cash collateral of $27,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$60,814,863	$—	$60,814,863
Mutual Funds	207,713	—	—	207,713
Total Investments	$207,713	$60,814,863	$—	$61,022,576

Other Financial Instruments
Futures Contracts	$6,493	$—	$—	$6,493

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,334,037
Gross unrealized appreciation	6,688,575
Gross unrealized depreciation	(36)
Net unrealized appreciation (depreciation)	$6,688,539

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	242,008	5,171,567	(5,205,862)	207,713

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,106	$207,713

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets (applicable to common shares), as of August 31, 2016, are as follows:

California	94.8%
Puerto Rico	2.9%
New York	1.1%
Guam	0.8%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2016

*	Print name and title of each signing officer under his or her signature.